Asset retirement obligations - Risk Free Rates (Details) - Provision for decommissioning, restoration and rehabilitation costs [member]	Dec. 31, 2022	Dec. 31, 2021
Canada
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	3.30%	1.80%
United States
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	4.10%	1.90%
France
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	3.40%	0.80%
Netherlands
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	2.70%	(0.30%)
Germany
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	2.50%	0.10%
Ireland
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	3.20%	0.50%
Australia
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	4.20%	1.90%